Quarterly Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015 [1]	Nov. 30, 2014	Aug. 31, 2014	May 31, 2016		May 31, 2015		May 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Net Sales	$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 1,373,159	$ 946,367	$ 1,071,128	$ 1,203,896	$ 4,813,649	[2]	$ 4,594,550	[2]	$ 4,376,353	[2]
Gross Profit	647,194	412,962	493,934	532,958	599,295	379,738	453,943	508,393	2,087,048		1,941,369		1,875,768
Net Income Attributable to RPM International Inc. Stockholders	$ 152,895	$ 18,582	$ 83,433	$ 99,815	$ 127,987	$ (57,348)	$ 69,766	$ 99,079	$ 354,725		$ 239,484		$ 291,660
Basic Earnings Per Share	$ 1.16	$ 0.14	$ 0.63	$ 0.76	$ 0.97	$ (0.44)	$ 0.52	$ 0.74	$ 2.70		$ 1.81		$ 2.20
Diluted Earnings Per Share	1.13	0.14	0.62	0.74	0.94	(0.44)	0.52	0.73	2.63		1.78		2.18
Dividends Per Share	$ 0.275	$ 0.275	$ 0.275	$ 0.260	$ 0.260	$ 0.260	$ 0.260	$ 0.240	$ 1.085		$ 1.020		$ 0.945

[1]	Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests. Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.